Components of Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income [Line Items]
Beginning balance, Foreign currency items	$ 1,976	$ 10,452	$ (6,364)
Current-period change, Foreign currency items	1,947	(8,476)	16,816
Ending balance, Foreign currency items	3,923	1,976	10,452
Beginning balance, Defined benefit pension plans	79	3	71
Current-period change, Defined benefit pension plans	(337)	76	(68)
Ending balance, Defined benefit pension plans	(258)	79	3
Beginning balance, Accumulated other comprehensive income (loss)	2,055	10,455	(6,293)
Current-period change, Accumulated other comprehensive income (loss)	1,610	(8,400)	16,748
Ending balance, Accumulated other comprehensive income (loss)	$ 3,665	$ 2,055	$ 10,455